Exhibit 99.1

World Omni Auto Receivables Trust 2026-C
Monthly Servicer Certificate
September 30, 2026

Dates Covered
Collections Period	09/01/26 - 09/30/26
Interest Accrual Period	09/15/26 - 10/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/26	955,897,779.33	33,297
Yield Supplement Overcollateralization Amount 08/31/26	68,104,261.55	0
Receivables Balance 08/31/26	1,024,002,040.88	33,297
Principal Payments	33,931,579.48	653
Defaulted Receivables	112,475.63	3
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/26	65,134,267.39	0
Pool Balance at 09/30/26	924,823,718.38	32,641

Pool Statistics	$ Amount	# of Accounts
Pool Factor	91.29%
Prepayment ABS Speed	1.63%
Aggregate Starting Principal Balance	1,084,440,413.63	34,343

Delinquent Receivables:
Past Due 31-60 days	9,129,585.93	316
Past Due 61-90 days	2,900,683.43	88
Past Due 91-120 days	476,859.04	14
Past Due 121+ days	0.00	0
Total	12,507,128.40	418

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.26%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.34%
Delinquency Trigger Occurred	NO

Recoveries	68,422.45
Aggregate Net Losses/(Gains) - September 2026	44,053.18
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.05%
Prior Net Losses/(Gains) Ratio	0.04%
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	8,323,413.47
Actual Overcollateralization	8,323,413.47
Weighted Average Contract Rate	5.74%
Weighted Average Contract Rate, Yield Adjusted	8.79%
Weighted Average Remaining Term	59.33

Flow of Funds	$ Amount
Collections	38,892,536.58
Investment Earnings on Cash Accounts	27,061.93
Servicing Fee	(853,335.03)
Transfer to Collection Account	-
Available Funds	38,066,263.48

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,260,764.12
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	121,320.00
(5) Noteholders' Second Priority Principal Distributable Amount	7,300,980.94
(6) Class C Interest	62,576.25
(7) Noteholders' Third Priority Principal Distributable Amount	15,170,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,323,413.47
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,827,208.70

Total Distributions of Available Funds	38,066,263.48

Servicing Fee	853,335.03
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	965,580,000.00
Original Class B	30,330,000.00
Original Class C	15,170,000.00

Total Class A, B, & C
Note Balance @ 09/15/26	947,294,699.32
Principal Paid	30,794,394.41
Note Balance @ 10/15/26	916,500,304.91

Class A-1
Note Balance @ 09/15/26	142,214,699.32
Principal Paid	30,794,394.41
Note Balance @ 10/15/26	111,420,304.91
Note Factor @ 10/15/26	54.0875267%

Class A-2a
Note Balance @ 09/15/26	286,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	286,000,000.00
Note Factor @ 10/15/26	100.0000000%

Class A-2b
Note Balance @ 09/15/26	75,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	75,000,000.00
Note Factor @ 10/15/26	100.0000000%

Class A-3
Note Balance @ 09/15/26	329,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	329,000,000.00
Note Factor @ 10/15/26	100.0000000%

Class A-4
Note Balance @ 09/15/26	69,580,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	69,580,000.00
Note Factor @ 10/15/26	100.0000000%

Class B
Note Balance @ 09/15/26	30,330,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	30,330,000.00
Note Factor @ 10/15/26	100.0000000%

Class C
Note Balance @ 09/15/26	15,170,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	15,170,000.00
Note Factor @ 10/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,444,660.37
Total Principal Paid	30,794,394.41
Total Paid	34,239,054.78

Class A-1
Coupon	3.90800%
Interest Paid	463,145.87
Principal Paid	30,794,394.41
Total Paid to A-1 Holders	31,257,540.28

Class A-2a
Coupon	4.27000%
Interest Paid	1,017,683.33
Principal Paid	0.00
Total Paid to A-2a Holders	1,017,683.33

Class A-2b
SOFR Rate	3.64850%
Coupon	3.95850%
Interest Paid	247,406.25
Principal Paid	0.00
Total Paid to A-2b Holders	247,406.25

Class A-3
Coupon	4.60000%
Interest Paid	1,261,166.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,261,166.67

Class A-4
Coupon	4.68000%
Interest Paid	271,362.00
Principal Paid	0.00
Total Paid to A-4 Holders	271,362.00

Class B
Coupon	4.80000%
Interest Paid	121,320.00
Principal Paid	0.00
Total Paid to B Holders	121,320.00

Class C
Coupon	4.95000%
Interest Paid	62,576.25
Principal Paid	0.00
Total Paid to C Holders	62,576.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.4069118
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.4569316
Total Distribution Amount	33.8638434

A-1 Interest Distribution Amount	2.2482809
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	149.4873515
Total A-1 Distribution Amount	151.7356324

A-2a Interest Distribution Amount	3.5583333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.5583333

A-2b Interest Distribution Amount	3.2987500
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	3.2987500

A-3 Interest Distribution Amount	3.8333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.8333333

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0000000

C Interest Distribution Amount	4.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	237.09
Noteholders' Third Priority Principal Distributable Amount	492.62
Noteholders' Principal Distributable Amount	270.29

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/26	2,527,719.95
Investment Earnings	7,265.03
Investment Earnings Paid	(7,265.03)
Deposit/(Withdrawal)	-
Balance as of 10/15/26	2,527,719.95
Change	-

Required Reserve Amount	2,527,719.95